STEIN ROE HIGH YIELD MUNICIPAL FUND
                                  (the "Fund")

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 1999
                            _______________________

As of July 14, 2000, the current shares of the Fund will be redesignated Class S shares. Like the existing shares from which they are being converted, these Class S shares are no-load shares carrying no sales charge or 12b-1 fee.


  S30-36/115C-0700                                                July 14, 2000